UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811- 1352

Fidelity Devonshire Trust
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices) (Zip code)

Eric D. Roiter, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	July 31

Date of reporting period:	October 31, 2004

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity ® Real Estate Investment Portfolio

October 31, 2004

REA-QTLY-1204

1.809107.100

Investments October 31, 2004 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.0%
	Shares	Value (000s)
COMMERCIAL SERVICES & SUPPLIES - 0.3%
Diversified Commercial Services - 0.3%
Cendant Corp.	496,300	$ 10,219
HOTELS, RESTAURANTS & LEISURE - 7.4%
Hotels, Resorts & Cruise Lines - 7.4%
Starwood Hotels & Resorts Worldwide, Inc. unit	5,935,860	283,318
REAL ESTATE - 88.3%
REITs - Apartments - 7.4%
American Campus Communities, Inc. (d)	1,162,000	21,962
Apartment Investment & Management Co. Class A	3,175,045	116,492
Cornerstone Realty Income Trust, Inc.	1,454,500	14,283
Equity Residential (SBI)	2,826,024	94,248
GMH Communities Trust (d)	1,943,600	23,323
United Dominion Realty Trust, Inc. (SBI)	608,000	12,817
TOTAL REITS - APARTMENTS		283,125
REITs - Health Care Facilities - 0.9%
Ventas, Inc.	1,315,760	35,394
REITs - Hotels - 0.5%
Eagle Hospitality Properties Trust, Inc.	252,800	2,402
MeriStar Hospitality Corp. (a)	1,808,900	10,564
Sunstone Hotel Investors, Inc. New	452,700	7,628
TOTAL REITS - HOTELS		20,594
REITs - Industrial Buildings - 24.2%
Catellus Development Corp.	4,179,513	120,537
CenterPoint Properties Trust (SBI) (d)	3,642,668	168,656
Digital Realty Trust, Inc. (d)	1,062,500	12,750
Duke Realty Corp.	5,224,004	178,139
Liberty Property Trust (SBI)	403,900	16,378
Plum Creek Timber Co., Inc.	714,200	25,918
ProLogis	6,355,756	247,747
Public Storage, Inc.	2,716,460	141,935
U-Store-It Trust	949,900	15,873
TOTAL REITS - INDUSTRIAL BUILDINGS		927,933
Common Stocks - continued
	Shares	Value (000s)
REAL ESTATE - CONTINUED
REITs - Malls - 19.8%
CBL & Associates Properties, Inc. (d)	3,085,139	$ 202,231
General Growth Properties, Inc.	5,607,400	184,988
General Growth Properties, Inc. warrants 11/9/04 (a)	549,740	418
Simon Property Group, Inc.	3,797,460	221,468
The Mills Corp.	966,100	53,570
The Rouse Co.	1,478,400	98,609
TOTAL REITS - MALLS		761,284
REITs - Management/Investment - 3.1%
Boardwalk Real Estate Investment Trust (d)	4,448,900	64,221
Newcastle Investment Corp. (a)	1,858,870	56,900
TOTAL REITS - MANAGEMENT/INVESTMENT		121,121
REITs - Mobile Home Parks - 0.9%
Manufactured Home Communities, Inc.	1,003,200	34,600
REITs - Mortgage - 0.5%
HomeBanc Mortgage Corp. Georgia	2,108,000	18,340
REITs - Office Buildings - 15.7%
Boston Properties, Inc.	2,279,500	136,132
Cousins Properties, Inc.	48,600	1,809
Equity Office Properties Trust	7,238,590	203,549
Highwoods Properties, Inc. (SBI)	289,510	7,183
Kilroy Realty Corp.	638,100	25,364
Reckson Associates Realty Corp. (d)	6,030,820	183,035
Trizec Properties, Inc.	2,979,600	47,525
TOTAL REITS - OFFICE BUILDINGS		604,597
REITs - Prisons - 0.8%
Correctional Properties Trust (d)	1,097,770	29,618
REITs - Shopping Centers - 14.5%
Cedar Shopping Centers, Inc.	290,000	3,924
Federal Realty Investment Trust (SBI)	1,510,800	71,687
Inland Real Estate Corp.	1,490,667	22,420
Kimco Realty Corp.	1,569,400	85,611
Pan Pacific Retail Properties, Inc.	597,710	33,860
Price Legacy Corp.	1,038,085	19,526
Common Stocks - continued
	Shares	Value (000s)
REAL ESTATE - CONTINUED
REITs - Shopping Centers - continued
Vornado Realty Trust	4,154,950	$ 279,213
Weingarten Realty Investors (SBI)	1,076,500	38,926
TOTAL REITS - SHOPPING CENTERS		555,167
TOTAL REAL ESTATE		3,391,773
TOTAL COMMON STOCKS (Cost $2,631,980)		3,685,310
Money Market Funds - 5.5%

Fidelity Cash Central Fund, 1.79% (b)	177,894,803	177,895
Fidelity Securities Lending Cash Central Fund, 1.77% (b)(c)	34,868,000	34,868
TOTAL MONEY MARKET FUNDS (Cost $212,763)		212,763
TOTAL INVESTMENT PORTFOLIO - 101.5% (Cost $2,844,743)		3,898,073
NET OTHER ASSETS - (1.5)%		(58,036)
NET ASSETS - 100%		$ 3,840,037
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.

(c) Includes investment made with cash collateral received from securities on loan.
(d) Affiliated company

An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Companies which are affiliates of the fund at period-end are noted in the fund's Schedule of Investments. Transactions during the period with companies which are or were affiliates are as follows:

Affiliates (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
American Campus Communities, Inc.	$ -	$ 20,750	$ 452	$ -	$ 21,962
Boardwalk Real Estate Investment Trust	52,922	715	-	918	64,221
CBL & Associates Properties, Inc.	153,577	17,537	-	2,203	202,231
CenterPoint Properties Trust (SBI)	161,191	-	24,822	1,489	168,656
Correctional Properties Trust	28,432	-	-	322	29,618
Digital Realty Trust, Inc.	-	12,753	-	-	12,750
GMH Communities Trust	-	23,323	-	-	23,323
HomeBanc Mortgage Corp. Georgia	19,459	847	3,034	-	-
Manufactured Home Communities, Inc.	41,149	-	9,985	5	-
Reckson Associates Realty Corp.	158,180	9,792	399	943	183,035
Total	$ 614,910	$ 85,717	$ 38,692	$ 5,880	$ 705,796
Income Tax Information

At October 31, 2004, the aggregate cost of investment securities for income tax purposes was $2,847,599,000. Net unrealized appreciation aggregated $1,050,474,000, of which $1,058,488,000 related to appreciated investment securities and $8,014,000 related to depreciated investment securities.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp.

or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Devonshire Trust: Fidelity Real Estate Investment Portfolio's (the fund) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the fund is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the fund's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the fund's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the fund's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Devonshire Trust

By:	/s/John Hebble
John Hebble
President and Treasurer

Date:	December 20, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/John Hebble
John Hebble
President and Treasurer

Date:	December 20, 2004
By:	/s/Timothy F. Hayes
Timothy F. Hayes
Chief Financial Officer

Date:	December 20, 2004